Operating Segment and Geographical Information - Reconciliation of reportable segment assets and liabilities (Details) - HKD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Current assets	$ 101,863	$ 185,147
Intangible asset	438	438
Total assets	102,301	185,645
Liabilities
Tax liabilities	11,026	10,186
Total liabilities	12,146	11,755
Continuing Operations | Reportable Geographical Components
Assets
Current assets	101,863	185,147
Non-current financial assets		60
Consolidated total assets before intangible asset	101,863	185,207
Intangible asset	438	438
Total assets	102,301	185,645
Liabilities
Liabilities excluding tax liabilities	1,120	1,569
Tax liabilities	11,026	10,186
Total liabilities	$ 12,146	$ 11,755